Annual Total Returns - FidelitySeriesSelectInternationalSmallCapFund-PRO - FidelitySeriesSelectInternationalSmallCapFund-PRO - Fidelity Series Select International Small Cap Fund - Fidelity Series Select International Small Cap Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Nov. 04, 2022
Annual Return 2023	15.13%